Consolidated Statements of Income - Class of Stock [Domain] - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014		Dec. 31, 2014	Dec. 31, 2013
Revenues:
Voyage revenue	$ 90,578,942	$ 91,559,529		$ 345,235,869	$ 336,160,290
Charter revenue	4,536,846	22,653,349		53,040,336	56,310,682
Revenues	95,115,788	114,212,878		398,276,205	392,470,972
Expenses:
Voyage expense	45,324,119	48,134,606		189,474,578	196,035,698
Charter hire expense	24,659,395	43,971,061		149,653,797	130,879,639
Vessel operating expenses	7,785,328	6,919,497		29,583,386	22,958,049
General and administrative	4,318,692	2,576,285		12,831,330	11,599,121
Depreciation and amortization	2,990,594	2,551,625		11,668,128	9,614,859
(Loss) Gain on sale of vessels				11,506,631	0
Gain on sale of vessels	88,868	0		(3,947,600)	0
Total expenses	85,166,996	104,153,074		400,770,250	371,087,366
(Loss) income from operations	9,948,792	10,059,804		(2,494,045)	21,383,606
Other income (expense):
Interest expense, net	(1,410,771)	(1,515,879)		(5,644,057)	(5,487,246)
Interest expense related party debt	(114,966)	(42,128)		(263,648)	(411,784)
Imputed interest on related party long-term debt	0	(322,947)		(322,946)	(1,117,231)
Unrealized (loss) gain on derivative instruments	823,455	(371,558)		(1,230,132)	1,101,239
Other income (expense)	83,149	(150,000)		(3,693,118)	45,937
Total other expense, net	(619,133)	(2,402,512)		(11,153,901)	(5,869,085)
Net (loss) income	9,329,659	7,657,292		(13,647,946)	15,514,521
Loss (income) attributable to noncontrolling interests	(1,729,730)	(1,064,007)		1,519,497	(62,152)
Net (loss) income attributable to Pangaea Logistics Solutions Ltd.	$ 7,599,929	$ 6,593,285		$ (12,128,449)	$ 15,452,369
(Loss) earnings per common share:
Basic (in dollars per share)	$ 0.22	$ 0.17		$ (1.61)	$ (0.65)
Diluted (in dollars per share)	$ 0.22	$ 0.17		$ (1.61)	$ (0.65)
Weighted average shares used to compute (loss) earnings per common share (Note 5) Basic and diluted (in shares)	34,756,980	13,421,955	[1]	18,726,308	13,421,955

[1]	Bulk Partners historical weighted average number of shares outstanding multiplied by the exchange ratio established in the Merger Agreement.